Dividends	12 Months Ended
Dec. 31, 2013
Dividends
Dividends

11. Dividends

In 2011, the Company’s board of directors approved the payment of a cash dividend of $0.25 per ordinary share ($0.25 per ADS), for a total of $20,209,842, which was paid in April 2011 to shareholders of record as of the close of business on April 6, 2011.

In 2012, the Company’s board of directors approved the payment of a cash dividend of $0.15 per ordinary share ($0.15 per ADS) directly from the additional paid-in capital account, for a total of $11,866,670, which was paid in April 2012 to shareholders of record as of the close of business on April 10, 2012.

In 2013, the Company’s board of directors approved the payment of a cash dividend of $0.15 per ordinary share ($0.15 per ADS) directly from the additional paid-in capital account, for a total of $19,946,745, which was paid in May 2013 to shareholders of record as of the close of business on April 10, 2013.